General principles for the preparation of the consolidated financial statements (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosureof Information General Principlesforthe Preparationofthe Consolidated Financial Statements Explanatory Abstract
Shareholders own percentage	35.00%			35.00%
Net loss	€ 1,226,855
Shareholders equity	131,213
Net liabilities	131,213
Net current liabilities	€ 188,481
Received capital (in Dollars) | $				$ 6,900,000
Cash and cash equivalents		€ 6,059,848	$ 6,482,826